Consolidated Balance Sheets (Parenthetical) (Annual Report, USD $)	Dec. 31, 2012	Dec. 31, 2011
Annual Report
Assets
Allowance for Doubtful Accounts Receivables	$ 0	$ 5,450
Stockholders Equity
Preferred stock shares par value	$ 0.01	$ 0.01
Preferred stock shares Authorized	10,000,000	10,000,000
Preferred stock shares Issued	2,989,647	1,489,647
Preferred stock shares Outstanding	2,989,647	1,489,647
Common stock shares par value	$ 0.001	$ 0.001
Common stock shares Authorized	950,000,000	950,000,000
Common stock shares Issued	170,421,178	131,179,400
Common stock shares Outstanding	170,421,178	131,179,400